UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

InsightShares LGBT Employment Equality ETF

InsightShares Patriotic Employers ETF

Semi-Annual Report

May 31, 2018

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2018 (Unaudited)

InsightShares LGBT Employment Equality ETF
Schedule of Investments	1
Summary of Investments	5

InsightShares Patriotic Employers ETF
Schedule of Investments	6
Summary of Investments	8

Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Disclosure of Fund Expenses	22
Board Consideration of Approval of Advisory and Sub-Advisory Agreements	24
Other Information	26

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting each Fund’s website at www.insightshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is diversified. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in each Fund’s underlying index.

Distributor: Foreside Fund Services, LLC

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InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS	As of May 31, 2018 (Unaudited)

Number of Shares		Value ($)
COMMON Stocks – 99.6%
	Consumer Discretionary – 16.1%
765	Amazon.com, Inc.*	1,246,659
374	Aramark	14,519
444	Best Buy Co., Inc.	30,303
77	Booking Holdings, Inc.*	162,387
286	CarMax, Inc.*	19,711
856	Carnival Corp.	53,312
550	CBS Corp. - Class B	27,704
384	Charter Communications, Inc. - Class A*	100,239
7,323	Comcast Corp. - Class A	228,331
198	Darden Restaurants, Inc.	17,307
420	Dollar General Corp.	36,742
131	Dunkin’ Brands Group, Inc.	8,388
238	Expedia, Inc.	28,805
6,915	Ford Motor Co.	79,868
596	Gap, Inc.	16,676
2,307	General Motors Co.	98,509
374	Goodyear Tire & Rubber Co.	9,137
552	Hanesbrands, Inc.	10,063
198	Hasbro, Inc.	17,177
504	Hilton Worldwide Holdings, Inc.	40,678
1,804	Home Depot, Inc.	336,536
638	Interpublic Group of Cos., Inc.	14,419
245	Kohl’s Corp.	16,354
440	L Brands, Inc.	14,920
110	Lear Corp.	21,780
330	Live Nation Entertainment, Inc.*	14,068
486	Macy’s, Inc.	16,966
551	Marriott International, Inc. - Class A	74,583
508	Mattel, Inc.	7,884
1,253	McDonald’s Corp.	200,493
860	MGM Resorts International	27,047
681	Netflix, Inc.*	239,440
1,984	NIKE, Inc. - Class B	142,451
264	Nordstrom, Inc.	12,944
374	Omnicom Group, Inc.	26,958
110	PVH Corp.	17,600
88	Ralph Lauren Corp.	11,843
596	Ross Stores, Inc.	47,012
330	Royal Caribbean Cruises Ltd.	34,643
7,131	Sirius XM Holdings, Inc.	50,630
2,224	Starbucks Corp.	126,034
440	Tapestry, Inc.	19,237
857	Target Corp.	62,467
347	TEGNA, Inc.	3,598
Number of Shares		Value ($)
COMMON Stocks (Continued)
	Consumer Discretionary (Continued)
198	Tiffany & Co.	25,894
1,206	Time Warner, Inc.	113,557
992	TJX Cos., Inc.	89,597
198	TripAdvisor, Inc.*	10,324
618	VF Corp.	50,157
574	Viacom, Inc. - Class B	15,555
44	Visteon Corp.*	5,498
2,422	Walt Disney Co.	240,916
110	Whirlpool Corp.	15,923
132	Williams-Sonoma, Inc.	7,309
156	Wyndham Destinations Inc.*	16,917
154	Wynn Resorts Ltd.	30,186
		4,408,255
	Consumer Staples – 7.1%
2,968	Altria Group, Inc.	165,436
418	Brown-Forman Corp. - Class B	23,642
462	Campbell Soup Co.	15,542
198	Clorox Co.	23,924
6,626	Coca-Cola Co.	284,918
1,340	Colgate-Palmolive Co.	84,541
620	Conagra Brands, Inc.	22,977
264	Constellation Brands, Inc. - Class A	58,893
1,590	CVS Health Corp.	100,790
330	Estee Lauder Cos., Inc. - Class A	49,315
880	General Mills, Inc.	37,215
154	Hain Celestial Group, Inc.*	3,930
242	Hershey Co.	21,790
832	Hormel Foods Corp.	29,860
176	JM Smucker Co.	18,920
530	Kellogg Co.	34,127
550	Kimberly-Clark Corp.	55,468
1,868	Kraft Heinz Co.	107,373
1,332	Kroger Co.	32,408
2,274	Mondelez International, Inc. - Class A	89,300
2,200	PepsiCo, Inc.	220,550
3,941	Procter & Gamble Co.	288,363
792	Sysco Corp.	51,504
460	Tyson Foods, Inc. - Class A	31,036
1,562	Walgreens Boots Alliance, Inc.	97,453
		1,949,275
	Energy – 2.7%
6,754	Exxon Mobil Corp.	548,695
769	Marathon Petroleum Corp.	60,774
658	ONEOK, Inc.	44,849
812	Phillips 66	94,590
		748,908

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Continued)	As of May 31, 2018 (Unaudited)

Number of Shares		Value ($)
COMMON Stocks (Continued)
	Financials – 14.3%
1,229	Aflac, Inc.	55,379
550	Allstate Corp.	51,414
708	Ally Financial, Inc.	18,160
1,408	American Express Co.	138,406
1,408	American International Group, Inc.	74,328
242	Ameriprise Financial, Inc.	33,548
88	Assurant, Inc.	8,215
1,678	Bank of New York Mellon Corp.	91,870
1,218	BB&T Corp.	63,945
242	BlackRock, Inc.	129,284
768	Capital One Financial Corp.	72,192
2,104	Charles Schwab Corp.	117,024
4,091	Citigroup, Inc.	272,829
528	CME Group, Inc.	86,011
266	Comerica, Inc.	25,081
596	Discover Financial Services	44,021
66	FactSet Research Systems, Inc.	13,267
1,110	Fifth Third Bancorp	33,944
176	First American Financial Corp.	9,166
514	First Horizon National Corp.	9,530
860	Franklin Resources, Inc.	28,870
595	Goldman Sachs Group, Inc.	134,399
554	Hartford Financial Services Group, Inc.	28,991
1,697	Huntington Bancshares, Inc.	25,234
5,474	JPMorgan Chase & Co.	585,773
1,718	KeyCorp	33,398
154	Legg Mason, Inc.	5,740
352	Lincoln National Corp.	23,334
153	LPL Financial Holdings, Inc.	10,522
222	M&T Bank Corp.	38,202
791	Marsh & McLennan Cos., Inc.	63,573
1,670	MetLife, Inc.	76,803
306	Moody’s Corp.	52,194
2,728	Morgan Stanley	136,782
264	Nasdaq, Inc.	24,251
425	Navient Corp.	5,869
374	Northern Trust Corp.	38,342
728	PNC Financial Services Group, Inc.	104,402
462	Principal Financial Group, Inc.	25,780
900	Progressive Corp.	55,881
680	Prudential Financial, Inc.	65,851
219	Raymond James Financial, Inc.	21,147
1,820	Regions Financial Corp.	33,197
109	Reinsurance Group of America, Inc.	16,289
396	S&P Global, Inc.	78,210
575	State Street Corp.	55,263
Number of Shares		Value ($)
COMMON Stocks (Continued)
	Financials (Continued)
750	SunTrust Banks, Inc.	50,632
1,255	Synchrony Financial	43,461
374	T. Rowe Price Group, Inc.	45,411
874	TD Ameritrade Holding Corp.	51,741
420	Travelers Cos., Inc.	53,978
2,642	U.S. Bancorp	132,074
373	Unum Group	14,476
7,587	Wells Fargo & Co.	409,622
		3,917,306
	Health Care – 14.0%
2,705	Abbott Laboratories	166,439
2,398	AbbVie, Inc.	237,258
508	Aetna, Inc.	89,474
506	Agilent Technologies, Inc.	31,332
331	AmerisourceBergen Corp.	27,188
1,122	Amgen, Inc.	201,534
396	Anthem, Inc.	87,682
66	athenahealth, Inc.*	9,931
836	Baxter International, Inc.	59,222
417	Becton, Dickinson and Co.	92,403
330	Biogen, Inc.*	97,007
2,125	Boston Scientific Corp.*	64,579
2,597	Bristol-Myers Squibb Co.	136,654
486	Cardinal Health, Inc.	25,316
264	Centene Corp.*	30,930
546	Cerner Corp.*	32,585
376	Cigna Corp.	63,683
1,076	Danaher Corp.	106,825
286	DaVita, Inc.*	19,116
1,778	Eli Lilly & Co.	151,201
904	Express Scripts Holding Co.*	68,532
2,022	Gilead Sciences, Inc.	136,283
530	HCA Healthcare, Inc.	54,664
242	Henry Schein, Inc.*	16,746
220	Humana, Inc.	64,016
4,232	Johnson & Johnson	506,232
154	Laboratory Corp. of America Holdings*	27,811
328	McKesson Corp.	46,556
4,156	Merck & Co., Inc.	247,407
9,346	Pfizer, Inc.	335,802
220	Quest Diagnostics, Inc.	23,437
572	Stryker Corp.	99,540
616	Thermo Fisher Scientific, Inc.	128,294
1,451	UnitedHealth Group, Inc.	350,431
		3,836,110

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Continued)	As of May 31, 2018 (Unaudited)

Number of Shares		Value ($)
COMMON Stocks (Continued)
	Industrials – 10.1%
924	3M Co.	182,241
242	AECOM*	7,986
772	American Airlines Group, Inc.	33,613
770	Arconic, Inc.	13,590
946	Boeing Co.	333,143
921	Caterpillar, Inc.	139,909
1,451	CSX Corp.	93,807
264	Cummins, Inc.	37,591
504	Deere & Co.	75,353
1,126	Delta Air Lines, Inc.	60,860
66	Dun & Bradstreet Corp.	8,105
1,007	Emerson Electric Co.	71,336
418	FedEx Corp.	104,132
549	Fortive Corp.	39,907
482	General Dynamics Corp.	97,224
15,847	General Electric Co.	223,126
198	Harris Corp.	29,793
66	Huntington Ingalls Industries, Inc.	14,591
506	JetBlue Airways Corp.*	9,558
462	Lockheed Martin Corp.	145,317
110	ManpowerGroup, Inc.	9,900
572	Nielsen Holdings PLC	17,257
461	Norfolk Southern Corp.	69,911
282	Northrop Grumman Corp.	92,284
176	Owens Corning	11,127
460	Raytheon Co.	96,370
528	Republic Services, Inc.	35,603
198	Robert Half International, Inc.	12,609
198	Rockwell Automation, Inc.	34,731
263	Rockwell Collins, Inc.	36,165
88	Ryder System, Inc.	5,903
946	Southwest Airlines Co.	48,322
176	Spirit AeroSystems Holdings, Inc. - Class A	14,909
241	Stanley Black & Decker, Inc.	33,557
285	TransUnion	19,551
1,252	Union Pacific Corp.	178,736
484	United Continental Holdings, Inc.*	33,682
1,098	United Parcel Service, Inc. - Class B	127,500
1,276	United Technologies Corp.	159,270
88	W.W. Grainger, Inc.	27,191
		2,785,760
Number of Shares		Value ($)
COMMON Stocks (Continued)
	Information Technology – 28.1%‡
768	Adobe Systems, Inc.*	191,447
264	Akamai Technologies, Inc.*	19,900
88	Alliance Data Systems Corp.	18,552
462	Alphabet, Inc. - Class A*	508,200
8,004	Apple, Inc.	1,495,708
1,540	Applied Materials, Inc.	78,201
684	Automatic Data Processing, Inc.	88,934
222	Booz Allen Hamilton Holding Corp.	10,010
176	Broadridge Financial Solutions, Inc.	20,319
660	CA, Inc.	23,588
242	CDW Corp.	19,372
7,700	Cisco Systems, Inc.	328,867
220	Citrix Systems, Inc.*	23,236
1,373	Corning, Inc.	37,304
1,632	eBay, Inc.*	61,559
461	Electronic Arts, Inc.*	60,350
3,717	Facebook, Inc. - Class A*	712,846
524	Fidelity National Information Services, Inc.	53,563
730	First Data Corp.*	13,870
198	GoDaddy, Inc.*	14,175
2,464	Hewlett Packard Enterprise Co.	37,551
2,521	HP, Inc.	55,538
110	IAC/InterActiveCorp*	17,065
7,146	Intel Corp.	394,459
1,474	International Business Machines Corp.	208,291
396	Intuit, Inc.	79,834
241	Leidos Holdings, Inc.	14,475
1,606	Mastercard, Inc. - Class A	305,333
12,182	Microsoft Corp.	1,204,069
241	Motorola Solutions, Inc.	25,869
198	NCR Corp.*	5,960
418	NetApp, Inc.	28,558
923	NVIDIA Corp.	232,771
6,379	Oracle Corp.	298,027
1,826	PayPal Holdings, Inc.*	149,860
2,264	QUALCOMM, Inc.	131,584
1,121	salesforce.com, Inc.*	144,979
1,026	Symantec Corp.	21,320
66	Tech Data Corp.*	5,729
1,496	Texas Instruments, Inc.	167,417
44	Ultimate Software Group, Inc.*	11,535
2,794	Visa, Inc. - Class A	365,232
154	VMware, Inc. - Class A*	21,172
416	Xerox Corp.	11,307
		7,717,936

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Concluded)	As of May 31, 2018 (Unaudited)

Number of Shares		Value ($)
COMMON Stocks (Continued)
	Materials – 1.6%
350	Air Products & Chemicals, Inc.	56,494
304	Alcoa Corp.*	14,613
550	Ball Corp.	20,323
220	Celanese Corp.	24,842
222	Eastman Chemical Co.	23,157
440	Ecolab, Inc.	62,748
680	Monsanto Co.	86,673
610	Mosaic Co.	16,769
852	Newmont Mining Corp.	33,168
396	PPG Industries, Inc.	39,964
460	Praxair, Inc.	71,880
		450,631
	Real Estate – 0.4%
528	CBRE Group, Inc. - Class A*	24,388
461	Iron Mountain, Inc. - REIT	15,347
66	Jones Lang LaSalle, Inc.	10,808
220	Realogy Holdings Corp.	5,234
1,188	Weyerhaeuser Co. - REIT	44,348
		100,125
	Telecommunications Services – 2.7%
9,577	AT&T, Inc.	309,529
1,733	CenturyLink, Inc.	31,575
6,469	Sprint Corp.*	33,251
1,298	T-Mobile US, Inc.*	72,298
6,405	Verizon Communications, Inc.	305,326
		751,979
	Utilities – 2.5%
372	Alliant Energy Corp.	15,408
394	Ameren Corp.	23,321
770	American Electric Power Co., Inc.	52,322
440	CMS Energy Corp.	20,297
504	Consolidated Edison, Inc.	38,672
285	DTE Energy Co.	29,193
1,140	Duke Energy Corp.	87,962
505	Edison International	31,391
286	Entergy Corp.	23,140
1,530	Exelon Corp.	63,327
527	NiSource, Inc.	13,333
790	PG&E Corp.	34,231
176	Pinnacle West Capital Corp.	14,011
Number of Shares		Value ($)
COMMON Stocks (Continued)
	Utilities (Continued)
132	Portland General Electric Co.	5,631
1,078	PPL Corp.	29,451
812	Public Service Enterprise Group, Inc.	43,020
436	Sempra Energy	46,447
1,679	Southern Co.	75,387
812	Xcel Energy, Inc.	36,962
		683,506
	Total Common Stocks
	(Cost $27,798,695)	27,349,791

Principal Amount
Short-Term Investments – 0.2%
45,339	Invesco Government & Agency Portfolio - Institutional Class, 1.64%#	45,339
	Total Short-Term Investments
	(Cost $45,339)	45,339

	Total Investments – 99.8%
	(Cost $27,844,034)	27,395,130
	Other Assets in Excess of Liabilities – 0.2%	44,789
	Total Net Assets – 100.0%	$27,439,919

*    Non-income producing security.

‡    Please see Note 6 for more information about industry and sector concentration and other risks.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SUMMARY OF INVESTMENTS	As of May 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	28.1%
Consumer Discretionary	16.1%
Financials	14.3%
Health Care	14.0%
Industrials	10.1%
Consumer Staples	7.1%
Telecommunications Services	2.7%
Energy	2.7%
Utilities	2.5%
Materials	1.6%
Real Estate	0.4%
Total Common Stocks	99.6%
Short-Term Investments	0.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS	As of May 31, 2018 (Unaudited)

Number of Shares		Value ($)
Common Stocks – 99.7%
	Consumer Discretionary – 10.0%
172	Amazon.com, Inc.*	280,295
4,401	CarMax, Inc.*	303,317
7,633	Comcast Corp. - Class A	237,997
7,265	General Motors Co.	310,215
9,440	Goodyear Tire & Rubber Co.	230,619
3,390	Hilton Worldwide Holdings, Inc.	273,607
1,545	Home Depot, Inc.	288,220
3,137	Lowe’s Cos., Inc.	298,046
4,575	Starbucks Corp.	259,265
1,725	Whirlpool Corp.	249,694
		2,731,275
	Consumer Staples – 5.7%
6,229	Archer-Daniels-Midland Co.	272,332
6,357	Coca-Cola Co.	273,351
4,216	CVS Health Corp.	267,252
5,517	General Mills, Inc.	233,314
3,492	Procter & Gamble Co.	255,510
3,067	Walmart, Inc.	253,150
		1,554,909
	Energy – 2.4%
8,658	Devon Energy Corp.	359,913
4,194	Schlumberger Ltd.	288,002
		647,915
	Financials – 19.3%
2,760	Allstate Corp.	258,005
1,713	Ameriprise Financial, Inc.	237,473
5,397	Athene Holding Ltd. - Class A*	241,084
1,301	Berkshire Hathaway, Inc. - Class B*	249,181
2,781	Capital One Financial Corp.	261,414
3,768	Citigroup, Inc.	251,288
4,993	Hartford Financial Services Group, Inc.	261,284
2,402	JPMorgan Chase & Co.	257,038
13,203	KeyCorp	256,666
3,197	Marsh & McLennan Cos., Inc.	256,943
4,750	Morgan Stanley	238,165
20,326	Navient Corp.	280,702
19,332	New York Community Bancorp, Inc.	224,058
1,679	PNC Financial Services Group, Inc.	240,785
4,334	Principal Financial Group, Inc.	241,837
4,345	Progressive Corp.	269,781
2,476	Prudential Financial, Inc.	239,776
3,532	SEI Investments Co.	225,271
Number of Shares		Value ($)
Common Stocks (Continued)
	FINANCIALS (Continued)
1,911	Travelers Cos., Inc.	245,602
5,224	U.S. Bancorp	261,148
4,951	Wells Fargo & Co.	267,304
		5,264,805
	Health Care – 11.0%
1,592	Aetna, Inc.	280,399
1,198	Anthem, Inc.	265,261
3,958	Baxter International, Inc.	280,385
4,173	Bristol-Myers Squibb Co.	219,583
1,599	Cigna Corp.	270,823
3,930	DaVita, Inc.*	262,681
2,615	HCA Healthcare, Inc.	269,711
1,016	Humana, Inc.	295,636
1,812	McKesson Corp.	257,195
4,903	Merck & Co., Inc.	291,876
1,196	UnitedHealth Group, Inc.	288,846
		2,982,396
	Industrials – 20.0%
7,350	AECOM*	242,550
4,045	Alaska Air Group, Inc.	245,976
4,983	American Airlines Group, Inc.	216,960
815	Boeing Co.	287,010
1,744	Caterpillar, Inc.	264,931
1,552	Cintas Corp.	282,852
4,759	Delta Air Lines, Inc.	257,224
3,430	Eaton Corp. PLC	262,669
18,906	General Electric Co.	266,196
5,914	Healthcare Services Group, Inc.	213,791
1,773	Honeywell International, Inc.	262,244
2,240	J.B. Hunt Transport Services, Inc.	286,944
829	Lockheed Martin Corp.	260,754
1,949	Norfolk Southern Corp.	295,566
818	Northrop Grumman Corp.	267,691
3,393	Oshkosh Corp.	246,841
2,028	Rockwell Collins, Inc.	278,870
4,411	Southwest Airlines Co.	225,314
1,964	Union Pacific Corp.	280,381
1,489	United Rentals, Inc.*	237,600
3,162	Waste Management, Inc.	261,529
		5,443,893

See accompanying Notes to Financial Statements.

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS (Concluded)	As of May 31, 2018 (Unaudited)

Number of Shares		Value ($)
Common Stocks (Continued)
	Information Technology – 11.5%
1,718	Accenture PLC - Class A	267,561
1,175	Alliance Data Systems Corp.	247,714
4,524	Applied Materials, Inc.	229,729
2,332	Automatic Data Processing, Inc.	303,207
6,811	Booz Allen Hamilton Holding Corp.	307,108
3,558	CDW Corp.	284,818
6,193	Cisco Systems, Inc.	264,503
3,177	Cognizant Technology Solutions Corp. - Class A	239,387
14,521	Hewlett Packard Enterprise Co.	221,300
5,331	Intel Corp.	294,271
1,726	International Business Machines Corp.	243,901
3,972	Leidos Holdings, Inc.	238,558
		3,142,057
	Materials – 2.1%
2,494	Eastman Chemical Co.	260,149
2,356	Monsanto Co.	300,296
		560,445
	Real Estate – 4.8%
5,833	CBRE Group, Inc. - Class A*	269,426
643	Equinix, Inc. - REIT	255,175
8,343	Iron Mountain, Inc. - REIT	277,738
1,547	Jones Lang LaSalle, Inc.	253,337
1,613	SBA Communications Corp. - REIT*	254,967
		1,310,643
	Telecommunications Services – 3.7%
7,552	AT&T, Inc.	244,081
50,741	Sprint Corp.*	260,809
4,235	T-Mobile US, Inc.*	235,889
5,738	Verizon Communications, Inc.	273,530
		1,014,309
Number of Shares		Value ($)
Common Stocks (Continued)
	Utilities – 9.2%
4,854	Ameren Corp.	287,308
3,985	American Electric Power Co., Inc.	270,781
3,279	American Water Works Co., Inc.	272,616
3,817	Dominion Energy, Inc.	245,013
7,005	Exelon Corp.	289,937
8,204	FirstEnergy Corp.	282,382
5,472	Public Service Enterprise Group, Inc.	289,907
6,109	Southern Co.	274,294
6,097	Xcel Energy, Inc.	277,535
		2,489,773
	Total Common Stocks
	(Cost $28,068,507)	27,142,420

	Total Investments – 99.7%
	(Cost $28,068,507)	27,142,420
	Other Assets in Excess of Liabilities – 0.3%	69,991
	Total Net Assets – 100.0%	$27,212,411

*    Non-income producing security.

See accompanying Notes to Financial Statements.

InsightShares Patriotic Employers ETF SUMMARY OF INVESTMENTS	As of May 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	20.0%
Financials	19.3%
Information Technology	11.5%
Health Care	11.0%
Consumer Discretionary	10.0%
Utilities	9.2%
Consumer Staples	5.7%
Real Estate	4.8%
Telecommunications Services	3.7%
Energy	2.4%
Materials	2.1%
Total Common Stocks	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	May 31, 2018 (Unaudited)

	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
Assets:
Investments, at value (Cost $27,844,034 and $28,068,507, respectively)	$27,395,130	$27,142,420
Cash	—	25,576
Dividends and interest receivable	59,891	59,470
Total Assets	27,455,021	27,227,466

Liabilities:
Advisory fee payable	15,102	15,055
Total Liabilities	15,102	15,055

Net Assets	$27,439,919	$27,212,411

Net Assets Consist of:
Capital	$27,777,699	$28,045,965
Accumulated undistributed net investment income (loss)	74,746	74,100
Accumulated net realized gain (loss) on investments and foreign currency transactions	36,378	18,433
Net unrealized appreciation (depreciation) on investments	(448,904)	(926,087)
Net Assets	$27,439,919	$27,212,411

Net Assets	$27,439,919	$27,212,411
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	1,100,001	1,150,001
Net Asset Value, Offering and Redemption Price Per Share	$24.95	$23.66

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS

	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
	For the Period January 10, 2018(1) through May 31, 2018 (Unaudited)	For the Period January 18, 2018(1) through May 31, 2018 (Unaudited)
Investment Income:
Dividend income	$122,730	$116,626
Interest	79	—
Total Investment Income	122,809	116,626

Expenses:
Advisory fees	40,118	40,028
Total Expenses	40,118	40,028

Net investment income (loss)	82,691	76,598

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	36,378	18,433
Change in unrealized appreciation/(depreciation) on investments	(448,904)	(926,087)
Net Realized and Unrealized Gain (Loss) on Investments	(412,526)	(907,654)

Change in Net Assets Resulting From Operations	$(329,835)	$(831,056)

(1)   Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	May 31, 2018

	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
	For the Period January 10, 2018(1) through May 31, 2018 (Unaudited)	For the Period January 18, 2018(1) through May 31, 2018 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$82,691	$76,598
Net realized gain (loss) on investments	36,378	18,433
Net change in unrealized appreciation/(depreciation) on investments	(448,904)	(926,087)
Net Increase (Decrease) in Net Assets Resulting from Operations	(329,835)	(831,056)

Distributions to Shareholders:
From net investment income	(7,945)	(2,498)
Total Distributions to Shareholders	(7,945)	(2,498)

Capital Transactions:
Proceeds from shares issued	29,021,237	29,255,559
Cost of shares redeemed	(1,243,563)	(1,209,619)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	27,777,674	28,045,940

Total Increase (Decrease) in Net Assets	27,439,894	27,212,386

Net Assets:
Beginning of period (initial seed amount)(2)	25	25
End of period	$27,439,919	$27,212,411

Accumulated undistributed net investment income (loss)	$74,746	$74,100

Share Transactions:
Issued	1,150,000	1,200,000
Redeemed	(50,000)	(50,000)
Net Increase (Decrease) in Share Transactions	1,100,000	1,150,000

(1)   Commencement of operations.

(2)   Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From					Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)

InsightShares LGBT Employment Equality ETF
For the Period January 10, 2018(6) through May 31, 2018 (Unaudited)	$25.00	$0.13	$(0.17)	$(0.04)	$(0.01)	$(0.01)	$24.95	(0.17)%	0.63%	0.65%	1.34%	$27,440	1%
InsightShares Patriotic Employers ETF
For the Period January 18, 2018(6) through May 31, 2018 (Unaudited)	$25.00	$0.11	$(1.45)	$(1.34)	$—(8)	$—(8)	$23.66	(5.35)%	(5.31)%	0.65%	1.25%	$27,212	8%

(1)  Per share numbers have been calculated using the average shares method.

(2)  Not annualized for periods less than one year.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)  Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)  Annualized for periods less than one year.

(6)  Commencement of operations.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(8)  Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the InsightShares LGBT Employment Equality ETF (the “LGBT Employment Equality ETF”) and InsightShares Patriotic Employers ETF (the “Patriotic Employers ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The LGBT Employment Equality ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the UBS LGBT Employment Equality Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 10, 2018.

The Patriotic Employers ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the Military Veterans Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 18, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value (“NAV”) and the prices used by each Fund’s Index Provider. This may result in a difference between each Funds’ performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of May 31, 2018 for each Fund based upon the three levels defined above:

LGBT Employment Equality ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$27,349,791	$—	$—	$27,349,791
Short-Term Investments	45,339	—	—	45,339
Total	$27,395,130	$—	$—	$27,395,130

Patriotic Employers ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$27,142,420	$—	$—	$27,142,420
Total	$27,142,420	$—	$—	$27,142,420

*       The Fund did not hold any Level 3 securities at period end.

(1)     For a detailed break-out of common stocks by market segment, please refer to the Schedules of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Funds’ understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2018, each Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as investment adviser to the Trust, including each Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Funds (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to each Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into a license agreement with UBS AG (the “Index Provider”) pursuant to which the Adviser pays a fee to use the UBS LGBT Employment Equality Index and Military Veterans Index (each, an “Index” and together, the “Indices”). The Adviser is sub-licensing rights to the Indices to each Fund at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows: 0.05%, subject to an annual minimum of $25,000.

(c) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in each Fund’s Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through January 10, 2019 and January 18, 2019, for LGBT Employment Equality ETF and Patriotic Employers ETF, respectively. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees during the initial 12 months will not be recoverable during any subsequent period.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon“) serves as each Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as each Fund’s co-administrator.

Certain officers of the Trust are also employees of each Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended May 31, 2018 were as follows:

Fund	Purchases	Sales
LGBT Employment Equality ETF	$242,005	$164,535
Patriotic Employers ETF	1,511,464	1,413,553

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended May 31, 2018 were as follows:

Fund	Purchases	Sales	Gain/Loss
LGBT Employment Equality ETF	$28,928,198	$1,243,302	$—
Patriotic Employers ETF	29,161,530	$1,209,367	—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on this exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of each Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral of up to 115% of the value of deposit securities. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in each Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: Each Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Industry and Sector Concentration Risk: From time to time, each Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified. While each Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries each Fund may have exposure to over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Technology Sector Risk: Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Capitalization Risk: The mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New Fund Risk: The Funds are new, with a limited or no operating history and a small asset base. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: In seeking to replicate the Index, which is adjusted and rebalanced annually, each Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund’s Shares may trade at a premium or discount to the NAV.

Ratings Methodology Risk: The Patriotic Employers ETF seeks to track the performance of stocks of companies that are included on Victory Media’s list of Military Friendly® Employers. Changes in the ratings methodology Victory Media uses to assign designations and awards may have an adverse effect on the Fund. No assurance can be given that stocks of companies that have been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status will outperform stocks of companies that have not been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status. Moreover, there is no guarantee that the ratings methodology used to designate companies as “Gold,” Silver,” “Bronze,” or “Designated” status will generate or produce the intended results, and stocks of such companies may underperform stocks of other companies.

Ratings Methodology Risk: The LGBT Employment Equality ETF seeks to track the performance of stocks of companies that have obtained a rating of 85 or higher on the HRC’s CEI point scale. Changes in the ratings methodology the HRC uses to rate companies may have an adverse effect on the Fund. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodology will generate or produce the intended results, and stocks of companies that have obtained a rating on the CEI may underperform stocks of companies that have obtained a lower rating or that have not been rated. The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index’s criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of each Fund’s investments in REITs. Investing in REITs may subject each Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Trading Risk: Although the Shares of each Fund are or will be listed for trading on a listing exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Secondary market trading in Fund Shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in Fund Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Shares of each Fund will continue to be met or will remain unchanged.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2018 (Unaudited)

Note 7 – Federal Income Taxes

At May 31, 2018, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LGBT Employment Equality ETF	$27,844,034	$725,362	$(1,174,266)	$(448,904)
Patriotic Employers ETF	28,068,507	632,367	(1,558,454)	(926,087)

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to each Fund.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in each Funds’ financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2018 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of each Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of each Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	1/10/18(a)	5/31/18		1/10/18(a)–5/31/18
LGBT Employment Equality ETF	$ 1,000.00	$ 998.30	0.65%	$ 2.53

Hypothetical (5% annual return before expenses)**	12/1/17	5/31/18		12/1/17–5/31/18
LGBT Employment Equality ETF	$ 1,000.00	$ 1,021.69	0.65%	$ 3.28

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	May 31, 2018 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	1/18/18(a)	5/31/18		1/18/18(a)–5/31/18
Patriotic Employers ETF	$ 1,000.00	$ 946.50	0.65%	$ 2.32

Hypothetical (5% annual return before expenses)**	12/1/17	5/31/18		12/1/17–5/31/18
Patriotic Employers ETF	$ 1,000.00	$ 1,021.69	0.65%	$ 3.28

(a)   Commencement of operations.

*    Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 142 and 134, respectively, for LGBT Employment Equality ETF and Patriotic Employers ETF divided by 365 (to reflect the since inception period).

**   Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	May 31, 2018 (Unaudited)

Board of Trustees Approval of the Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on December 7, 2017, the Board considered and approved the following agreements (collectively, the “Agreements”) with respect to InsightShares LGBT Employment Equality and InsightShares Patriotic Employers ETF (each, a “Fund” and together, the “Funds”):

•    An investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), pursuant to which ETC will provide advisory services to the Funds (the “Advisory Agreement”); and

•    A sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”), pursuant to which Vident will provide sub-advisory services to the Funds (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representatives from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, and the operational aspects of each Fund. During the Meeting, the Board discussed the materials it received, including a memorandum detailing the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of the Adviser and Sub-Adviser, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In considering whether to approve the Agreements, the Board took into consideration (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to each Fund; (ii) the Adviser and Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits expected to be enjoyed by the Adviser, Sub-Adviser, or their affiliates; (iii) comparative fee and expense data for each Fund; (iv) the extent to which the advisory fee for each Fund reflects economies of scale shared with each Fund’s shareholders; and (v) other factors the Board deemed to be relevant. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

In considering the nature, extent and quality of the services to be provided to the Funds, the Board considered ETC and Vident’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that ETC’s responsibilities would include overseeing the activities of Vident and monitoring compliance with various Fund policies and procedures and with applicable securities regulations, while Vident’s responsibilities would include trading portfolio securities and other investment instruments on behalf of each Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience and responsibilities of ETC and Vident’s investment personnel, the quality of ETC and Vident’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Vident have appropriate compliance policies and procedures in place. The Board noted that it had previously reviewed ETC and Vident’s registration forms on Form ADV as well as ETC and Vident’s responses to a detailed series of questions, which included a description of ETC and Vident’s operations, service offerings, personnel (including, with respect to Vident, information about the background and experience of the portfolio manager who would be primarily responsible for the day-to-day management of the InsightShares Funds), compliance program, risk management program, and financial condition, and the Board took into consideration confirmations from ETC and Vident that there had been no material changes to such information since it was last presented to the Board, with the exception of certain changes in personnel at Vident. The Board considered ETC and Vident’s experience working with ETFs, including other series of the Trust and other ETFs managed

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	May 31, 2018 (Unaudited)

by ETC and Vident outside of the Trust. The Board also considered other services provided to the InsightShares Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate, administering each Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

Because the Funds are new and have not commenced operations, there were no historical performance to consider. The Board took note of the index-based investment objective of each Fund, which makes analysis of investment performance different than an analysis of performance for actively-managed funds, particularly on an absolute basis. The Board considered that, as index-based ETFs, each Fund’s performance is expected to reasonably track the performance of its respective index, the Fund’s performance would not be the direct result of investment decisions made by ETC, and that trading for the Funds would be handled by a sub-adviser, Vident, which would have relatively limited investment discretion. Consequently, with respect to each Fund’s performance, the Board in the future would focus on, among other things, ETC’s oversight of Vident’s services, including whether a Fund’s performance exhibited significant tracking error, and the extent to which the Fund achieved its investment objective as a passively-managed fund.

The Board reviewed the advisory and sub-advisory fees to be paid to ETC and Vident for their services to the Funds under the Agreements. The Board noted that although the Funds’ advisory fees were within the range of advisory fees paid by other peer funds, they were toward the higher end, and that the sub-advisory fees were consistent with and within an acceptable range of fees received by the Sub-Adviser for its service as sub-adviser to other funds. The Board took into consideration that the Funds’ advisory fees are structured as a “unified fee,” meaning that the Funds would pay no expenses, other than certain excluded expenses, and that the sub-advisory fees paid to Vident would be paid out of the advisory fees. The Board noted that ETC would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fees and resources. The Board further noted that each sub-advisory fee has a basis point fee component based on assets under management and a minimum annual fee component. The Board considered that the sub-advisory fees will be paid by ETC, not the Fund, and that the fees reflect an arm’s length negotiation between ETC and Vident. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to ETC given the work to be performed by each firm. The Board considered the costs and expenses be incurred by ETC and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by ETC and Vident from their relationship with the Funds, and reviewed profitability analyses from ETC and Vident with respect to the Funds. In light of this information, the Board concluded for the Funds that the advisory and sub-advisory fees were reasonable in light of the services to be rendered. The Board also considered the expected costs, and anticipated profits, of the advisory services to the Funds, and the potential for economies of scale as Funds assets grow. The Board noted that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Funds and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Funds and their shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	May 31, 2018 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is UBS AG. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers each Funds underlying index), the Funds administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to each Fund at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of each Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of each Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of each Fund in connection with the administration, marketing, or trading of the Shares of each Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Indices are compiled and calculated by the Index Provider. The Index Provider has no obligation to take the needs of the Licensee or the owners of each Fund into consideration in determining, composing or calculating the Indices. The Index Provider will apply all necessary means to ensure the accuracy of the Indices. However, the Index Provider shall not be liable (whether in negligence or otherwise) to any person for any error in the Indices and shall not be under any obligation to advise any person of any error therein. All copyrights in the Indices values and constituent lists vest in the Index Provider. Neither the publication of the Indices by the Index Provider nor the granting of a license of rights relating to the Indices or to the Indices Trademarks for the utilization in connection with each Fund, represents a recommendation by the Index Provider for a capital investment or contains in any manner a warranty or opinion by the Index Provider with respect to the attractiveness of an investment in each Fund. Each Fund is not sponsored, endorsed, or sold by the Index Provider or its respective affiliates. The Index Provider and its respective affiliates make no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of trading in each Fund. The Index Provider and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of each Fund to be sold or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider and its respective affiliates have an obligation in connection with the administration and marketing of each Fund but have no obligations or liabilities in connection with the trading of each Fund. Notwithstanding the foregoing, the Index Provider and its affiliates may independently issue and/or sponsor financial products unrelated to each Fund but which may be similar to and competitive with each Fund. In addition, the Index Provider and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the Indices and each Fund.

THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares any other person or entity from the use of the Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices even if notified of the possibility of such damages.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to each Funds’ Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.insightshares.com or the SEC website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.insightshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 26, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	July 26, 2018